Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended		120 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2026	May 31, 2018	May 31, 2017	May 31, 2019	May 31, 2018	May 31, 2020	May 31, 2019	May 31, 2021	May 31, 2020	May 31, 2022	May 31, 2021	May 31, 2023	May 31, 2022	May 31, 2024	May 31, 2023	May 31, 2025	May 31, 2024	May 31, 2026	May 31, 2025	May 31, 2026
C000188985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
Accumulated Value	$ 5,000,000			$ 6,475,575.32		$ 5,780,991.47		$ 5,021,832.47		$ 6,554,627.18		$ 5,163,858.7		$ 5,157,316.37		$ 5,738,235.82		$ 6,099,820.43		$ 7,305,829.51
C000091188 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
Accumulated Value		$ 100,000			$ 126,216.58		$ 163,312.12		$ 145,645.38		$ 126,395.51		$ 164,815.29		$ 129,699.16		$ 129,446.09		$ 143,877.17		$ 152,762.53	$ 182,818.6
C000091187 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class N
Accumulated Value		10,000			12,592.19		16,274.09		14,496.86		12,562		16,356.36		12,854.06		12,807.2		14,214.2		15,069.7	18,000.92
MSCI World ex USA C000091188 Index [Member]
Account Value [Line Items]
Accumulated Value		100,000			115,746.502832538		125,391.586868591		118,566.195391815		114,868.532992512		160,351.181167501		145,845.535102867		148,090.423938462		175,452.205343919		200,123.5252902	248,230.995844052
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World ex USA Index
Accumulated Value	5,000,000	10,000		5,416,646.88781173	11,574.65028	5,121,804.6548025	12,539.15869	4,962,073.5910572	11,856.61954	6,926,826.17804435	11,486.8533	6,300,213.46363599	16,035.11812	6,397,187.83351578	14,584.55351	7,579,657.94644093	14,809.04239	8,645,405.91045068	17,545.22053	10,723,761.491323	20,012.35253	24,823.09958
MSCI World ex USA Small Cap C000091188 Index [Member]
Account Value [Line Items]
Accumulated Value		100,000			115,528.227594561		131,937.107330038		116,368.998901789		115,700.846128434		170,232.231451692		145,265.936708522		137,771.613774959		157,550.423957072		179,889.047949262	234,395.123856774
MSCI World ex USA Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World ex USA Small Cap Index
Accumulated Value	$ 5,000,000	$ 10,000		$ 5,710,167.55286262	$ 11,552.82276	$ 5,036,388.13321792	$ 13,193.71073	$ 5,007,470.8379704	$ 11,636.89989	$ 7,367,560.07584189	$ 11,570.08461	$ 6,287,032.17097399	$ 17,023.22315	$ 5,962,681.87626231	$ 14,526.59367	$ 6,818,698.21936441	$ 13,777.16138	$ 7,785,501.93726557	$ 15,755.0424	$ 10,143,730.4740633	$ 17,988.90479	$ 23,440.41239